Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	42,000,163	41,760,163
Ordinary shares, shares outstanding	42,000,163	41,760,163